Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000148468 | Alibaba Group Holding8561802
Holdings [Line Items]
Percent of Total Investments	9.40%
C000148468 | Tencent Holdings8561848
Holdings [Line Items]
Percent of Total Investments	7.40%
C000148468 | PDD Holdings8561949
Holdings [Line Items]
Percent of Total Investments	7.30%
C000148468 | Reliance Industries8561891
Holdings [Line Items]
Percent of Total Investments	6.90%
C000148468 | Meituan8561840
Holdings [Line Items]
Percent of Total Investments	5.90%
C000148468 | Sea8561958
Holdings [Line Items]
Percent of Total Investments	4.80%
C000148468 | MercadoLibre8561990
Holdings [Line Items]
Percent of Total Investments	4.60%
C000148468 | Bajaj Finance8561867
Holdings [Line Items]
Percent of Total Investments	3.90%
C000148468 | NU Holdings8561993
Holdings [Line Items]
Percent of Total Investments	3.70%
C000148468 | JD.com8561822
Holdings [Line Items]
Percent of Total Investments	3.70%
C000148468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000148468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000148468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000148468 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000148468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148468 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000148468 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000148468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000230780 | MercadoLibre8562103
Holdings [Line Items]
Percent of Total Investments	8.70%
C000230780 | Sea8562086
Holdings [Line Items]
Percent of Total Investments	8.50%
C000230780 | Reliance Industries8562056
Holdings [Line Items]
Percent of Total Investments	7.80%
C000230780 | Bajaj Finance8562030
Holdings [Line Items]
Percent of Total Investments	6.10%
C000230780 | NU Holdings8562106
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230780 | Kaspi.KZ JSC8562084
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230780 | Grab Holdings8562097
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230780 | Zomato8562062
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230780 | MakeMyTrip8562100
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230780 | PB Fintech8562053
Holdings [Line Items]
Percent of Total Investments	3.40%
C000230780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000230780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000230780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.80%